FAIR VALUE MEASUREMENT (Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Assets:
Money market	$ 1,136	$ 1,136
Liabilities:
Forward transactions	463
Level 1 [Member]
Assets:
Money market	1,136	1,136
Liabilities:
Forward transactions
Level 2 [Member]
Assets:
Money market
Liabilities:
Forward transactions	463
Level 3 [Member]
Assets:
Money market
Liabilities:
Forward transactions